14. MANAGEMENT OF CAPITAL RISK (Details)	12 Months Ended
Sep. 30, 2024
Details
Statutory Accounting Practices, Risk-Based Capital Requirements Compliance Assertion	The Company’s objectives when managing capital are to safeguard the Company’s ability to continue as a going concern in order to pursue the development of its mineral properties and to maintain a flexible capital structure which optimizes the costs of capital at an acceptable risk.